Other Liabilities - Summary of Other Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial liabilities:
Payables for customers' online transactions	₸ 49,679	₸ 23,542
Payables to suppliers	13,603
Accrued expenses	2,709	3,080
Accrued dividends payable to non-controlling interest	1,241	1,235
Derivative financial liabilities	1,165	147
Other	324	238
Total financial liabilities	68,721	28,242
Other non-financial liabilities:
Other taxes payable	15,295	10,520
Deferred revenue	12,436	10,950
Accumulated employee benefits, vacation liabilities	6,210	4,521
Deferred tax liabilities	3,162	3,245
Current income tax payable	1,096	5,957
Other	8,352	7,415
Total non-financial liabilities	46,551	42,608
Total other liabilities	₸ 115,272	₸ 70,850